Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock shares authorized		1,000,000
Preferred stock, shares issued			0
Preferred stock shares outstanding			0
Temporary stock par value	$ 0.0001	$ 0.0001
Temporary shares authorized	275,000,000	95,997,674
Temporary shares issued	0	93,328,118
Temporary shares outstanding	0	93,328,118
Liquidation preference	$ 0	$ 268,452
Restated [Member]
Preferred stock par value		$ 0.0001	$ 0.0001
Preferred stock shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock shares outstanding		0	0
Common Class A [Member]
Temporary shares outstanding		14,097,169	18,124,262
Common stock, par value	$ 0.0001	$ 0.0001
Common stock shares authorized	2,750,000,000	500,000,000
Common stock shares issued	182,973,780	46,025,754
Common stock, shares outstanding	182,973,780	46,025,754
Common Class A [Member] | Restated [Member]
Temporary equity redemption price		$ 10.00	$ 10.00
Temporary stock par value		$ 0.0001	$ 0.0001
Temporary shares authorized		500,000,000	500,000,000
Temporary shares outstanding		14,097,169	18,124,262
Common stock, par value		$ 0.0001	$ 0.0001
Common stock shares authorized		500,000,000	500,000,000
Common stock shares issued		6,027,831	2,000,738
Common stock, shares outstanding		6,027,831	2,000,738
Common Class B [Member]
Common stock, par value		$ 0.0001
Common stock shares authorized		50,000,000
Common stock, shares outstanding		5,031,250	5,031,250
Common Class B [Member] | Restated [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock shares authorized		50,000,000	50,000,000
Common stock shares issued		5,031,250	5,031,250
Common stock, shares outstanding		5,031,250	5,031,250
Common Class V [Member]
Common stock, par value	$ 0.0001
Common stock shares authorized	10,000,000
Common stock shares issued	8,377,623
Common stock, shares outstanding	8,377,623
Common Class F [Member]
Common stock, par value		$ 0.0001
Common stock shares authorized		6,941,352
Common stock shares issued		6,941,352
Common stock, shares outstanding		6,941,352